Stockholders Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders Deficit
Stockholders' Deficit

Note 9 - Stockholders’ Deficit

Common Stock

During the three months ended March 31, 2023, pursuant to the Company’s Qualified Regulation A Offering, the Company issued 176,599,998 shares of common stock in exchange for cash of $795,000, net of direct fees and commissions. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 35,319,999 shares of common stock. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

Warrants

The table below summarizes the Company’s warrant activities for the three months ended March 31, 2023:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2023	362,729,077	$ 0.0045-0.75	$0.006
Granted	113,319,999	0.02	0.02
Canceled/Expired	-	-	-
Exercised	-	-	-
Balance outstanding and exercisable, March 31, 2023	476,049,076	$0.0045 – 0.75	$0.009

At March 31, 2023, the warrants had no intrinsic value.

The following table summarizes information concerning outstanding and exercisable warrants as of March 31, 2023:

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	346,666,653	4.47	$0.0045
0.02	124,339,999	4.90	0.02
0.05	5,000,000	3.48	0.50
0.75	42,424	1.68	0.75

$0.0045 - $0.75	476,049,076	4.46	$0.009

During the three months ended March 31, 2023, pursuant to our private placement under Rule 506(b) of Regulation D, the Company sold 78,000,000 warrants to purchase shares of common stock in exchange for cash of $18,000, net of direct fees and commissions. The warrants are fully vested, exercisable at $0.02 per share, and expire in five years.

Note 11 – Stockholders’ Deficit

Preferred Stock

On October 21, 2010, the Company amended its Articles of Incorporation in New Jersey to authorize 10,000,000 shares of preferred stock, par value $0.10, the  designations, rights, and preferences  to be determined by the Board of Directors. On November 15, 2010, the Company changed its domicile from the State of New Jersey to the State of Wyoming.

In addition to the 10,000,000 shares of preferred stock authorized on October 21, 2010, on January 10, 2011, 100 shares of preferred stock were designated as Series A Preferred Stock and 100,000,000 shares were designated as Series B Preferred Stock. The bylaws under the Wyoming Incorporation were amended to reflect the rights and preferences of each additional new designation.

The Series A Preferred Stock collectively has voting rights equal to eighty percent of the total current issued and outstanding shares of common stock. If at least one share of Series A Preferred Stock is outstanding, the aggregate shares of Series A Preferred Stock shall have voting rights equal to the number of shares of common stock equal to four times the sum of the total number of shares of common stock issued and outstanding, plus the number of shares of Series B Preferred Stock (or other designated preferred stock) which are issued and outstanding.

The Series B Preferred Stock has preferential liquidation rights in the event of any liquidation, dissolution or winding up of the Company, such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share. The Series B Preferred Stock is  convertible into a number of common stock shares  equal to the price of the Series B Preferred Stock divided by the par value of the Series B Preferred Stock. The option to convert the shares of Series B Preferred Stock may not be exercised until three months following the issuance of the Series B Preferred Stock to the recipient shareholder. The Series B Preferred Stock shall have ten votes on matters presented to the shareholders of the Company for one share of Series B Preferred Stock held. The initial price of the Series B Preferred Stock shall be $2.50, (subject to adjustment by the Company’s Board of Directors) until such time, if ever, the Series B Preferred Stock are listed on a secondary and/or public exchange.

In February 2014, the Company’s Board of Directors amended the conversion feature of the Series B Preferred Stock, to permit conversion to common shares at a 40% market discount to current market value at the time the Company receives a conversion request. Current market value is defined as the average of the immediately prior five trading day’s closing prices. Additionally, when Series B Preferred Stock shares convert to the Company’s common stock, the minimum price discount floor level is set at $0.005, as decided by the Company’s Board of Directors.

Series A Preferred Stock

In 2011, the Company issued three shares of non-convertible Series A Preferred Stock valued at $329,000 per share, or $987,000 in the aggregate to three members of the management team. The Series A Preferred Stock are convertible into four times the total number of common shares plus the total number of shares of Series B preferred stock issued and outstanding at the time of conversion and have voting rights equal to eighty percent of the total issued and outstanding shares of the Company’s common stock. This effectively provided the management team, upon retention of their Series A Preferred Stock, voting control on matters presented to the shareholders of the Company. The shareholders of the Series A Preferred Stock have each irrevocably waived their conversion rights relating to the Series A Preferred Stock issued.

At December 31, 2022 and 2021, there were 3 shares of Series A Preferred Stock outstanding. There were no issuances of Series A Preferred stock during fiscal 2022 and 2021.

Series B Preferred Stock

The Series B Preferred Stock has preferential liquidation rights in the event of any liquidation, dissolution or winding up of the Company, such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share. The Series B Preferred Stock shall be convertible to a number of shares of common stock equal to the price of the Series B Preferred Stock divided by the par value of the Series B Preferred Stock. The option to convert the shares of Series B Preferred Stock may not be exercised until three months following the issuance of the Series B Preferred Stock to the recipient shareholder. The Series B Preferred Stock shall have ten votes on matters presented to the shareholders of the Company for one share of Series B Preferred Stock held. The initial price of the Series B Preferred Stock shall be $2.50, (subject to adjustment by the Company’s Board of Directors) until such time, if ever, the Series B Preferred Stock are listed on a secondary and/or public exchange.

At December 31, 2022 and 2021, there were 36,667 shares of Series B Preferred Stock outstanding. There were no issuances of Series B Preferred stock during fiscal 2022 and 2021.

Common Stock

Sale of Common Stock

During the year ended December 31, 2022,  pursuant to the Company’s Qualified Regulation A Offering, the Company issued 40,100,000 common stock shares  in exchange for cash of $180,000, net of direct fees and commissions. As part of the offering, the Company also issued warrants to certain investors and its placement agent to purchase 8,020,000 shares of common stock. The warrants are fully vested, exercisable at $0.02 per share and will expire in five years.

During the year ended December 31, 2021, pursuant to the Company’s  offering under Regulation A, the Company issued 119,666,450 shares of common stock in exchange for cash of $5,368,000, net of direct fees and commission. As part of the offering, the Company also issued warrants to certain investors and placement agent to purchase 55 million shares of common stock. The warrants are fully vested, exercisable at $0.05 per share and will expire in five years.

Common Stock Issued for Services

During the year ended December 31, 2022, the Company issued 30,105,936 shares of its common stock for services, with a fair value of $423,000.  The common shares were valued at the respective date of issuance. Included in this issuance were 2,500,000 and 10,000,000 shares issued to New to the Street in June and August of 2022 for services relating to a consulting agreement and were determined to have a fair value of $56,000 and $127,000, respectively.

During the year ended December 31, 2021, the Company issued 3,365,138 shares of its common stock for services, with a fair value of $181,000. The common stock shares were valued at the respective date of issuances. Included in this issuance was 500,000 shares of common stock with a fair value of $36,000, for the purchase of a complimentary business, Cybersecurity Risk Solutions, LLC. At the date of acquisition, Cybersecurity Risk Solutions, LLC had nominal assets and liabilities, no revenues and limited operating history. Furthermore, the Company also determined that the acquisition did not meet the requirement of a significant acquisition pursuant to the regulations of the Securities and Exchange Commission.

Common Stock Issued on Conversion of Notes Payable and Accrued Interest

During the year ended December 31, 2021, the Company issued 16,168,589 shares of common stock with a fair value of $1,035,000 upon conversion of convertible notes payable and accrued interest.

Common Stock Issued on Settlement of Debt

During the year ended December 31, 2021, the Company issued 460,829 shares of common stock with a fair value of $88,000 as debt settlement.

Repurchase of common stock and warrants

In May 2022, the Company repurchased 16,168,589 shares of common stock and 605,476 shares of warrants from an investor for $165,000.  All shares repurchased by the Company were retired immediately upon acquisition. As of December 31, 2022, there are no shares held in treasury.

Warrants

The table below summarizes the Company’s warrant activities for the years ended December 31, 2021 and 2022:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, January 1, 2020	27,405,475	$0.0045-2.90	$0.0117
Granted	55,000,000	0.05	0.05
Canceled/Expired	-	-	-
Exercised	(13,424,241)	-	-
Balance, January 1, 2021	68,981,234	0.0045-2.90	0.0421
Granted	394,353,319	0.0045 – 0.05	0.011
Canceled/Expired	(605,476)	0.0085 – 2.90	0.035
Exercised	(100,000,000)	0.08 – 2.90	0.165
Balance, December 31, 2022	362,729,077	$0.0045 – 0.75	$0.006

Balance outstanding and exercisable, December 31, 2022	362,729,077	$0.0045 – 0.75	$0.006

At December 31, 2022 and 2021, the intrinsic value of the warrants amounted to $13,000 and $473,000, respectively.

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2022:

	Warrants Outstanding and Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.0045	333,333,319	4.79	$0.0045
0.005	13,333,334	2.87	$0.005
0.02	11,020,000	4.85	0.02
0.05	5,000,000	3.72	0.50
0.75	42,424	1.93	0.75

$0.0045 - $0.75	362,729,077	4.05	$0.006

Exercise of Warrants

During the year ended December 31, 2021, pursuant to the terms of the warrant grant, 13,333,334 warrant shares were exercised on a cashless basis in exchange for 12,349,726 common stock shares. In addition, 90,908 warrant shares granted to a financing entity in fiscals 2019 and 2020 as part of a financing transaction was exercised. As a result of the exercise, the Company issued 45,150,500 shares of common stock with a fair value of $6,569,000. The common shares issued were valued at the date of issuance and recorded as a finance cost.

Modification, Exercise and Grant of Warrants

On May 5, 2022, the Company entered into an Inducement Offer to Exercise Common Stock Purchase Warrants Letter Agreements (the “Exercise Agreements”) with certain of the holders of the Existing Warrants, the Special Equities Opportunity Fund, LLC and Gregory Castaldo, to exercise existing warrants to purchase an aggregate of 50,000,000 shares of Common Stock (the “Exercising Holders”). Pursuant to the Exercise Agreements, the Exercising Holders and the Company agreed that, subject to any applicable beneficial ownership limitations, the Exercising Holders would exercise their Existing Warrants (the “Investor Warrants”) for shares of Common Stock underlying such Existing Warrants (the “Exercised Shares”) at a reduced exercise price of $0.02 per share of Common Stock. In order to induce the Exercising Holders to cash exercise the Investor Warrants, the Exercise Agreements provide for the issuance of new warrants to purchase up to an aggregate of 50,000,000 shares of Common Stock (the “New Warrants”), with such New Warrants to be issued in an amount equal to the number of the Exercised Shares underlying any Investor Warrants. The New Warrants are exercisable after issuance, provide for a cashless exercise provision if the shares of Common Stock underlying the New Warrants are not registered and terminate on the date that is five years following the issuance of the New Warrants. The New Warrants have an exercise price per share of $0.05. The New Warrants and the shares of Common Stock issuable upon the exercise of the New Warrants are not being registered under the Securities Act of 1933 and are being offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933. The Exercised Shares are registered for resale on effective registration statements previously filed with the Securities and Exchange Commission. As a result, these warrant holders exercised their warrants and the Company issued 50 million shares of common stock for cash proceeds of $940,000, net of direct fees and commission.

In August 2022, the Company modified the exercise price of the warrants granted to the two investors/warrant holders in May 2022 from $0.05 per share to $0.01 per share. As a result of this modification, the warrant holders exercised 50,000,000 shares of warrants and the Company received $500,000 in cash and issued 50,000,000 shares of common stock.

As a result of these transactions, the Company issued a total of 100 million shares of common stock and received cash of $1,440,000, net of direct costs.

Deemed Dividend to Warrant Holders

During the year ended December 31, 2022, the Company granted an aggregate of 150,000,000 warrants for services and financing activities that contained a provision requiring the Company to adjust the terms of the warrants when future financing events occur on more favorable terms. On December 21, 2022, and pursuant to the beneficial terms contained in the Company’s Qualified Regulation A Offering, the Company modified the 150,000,000 warrants by granting an additional 183,333,320 warrants and adjusting the warrant exercise from price from $0.01 per share to $0.0045 per share. Pursuant to current accounting guidelines, the Company recorded the incremental fair value of $1,787,000 as a deemed dividend.

Grant of Warrants for Services

On July 1,  2022, the Company granted warrants to a consultant, to purchase 3,000,000 shares of common stock for financing services rendered. The warrants are fully vested, exercisable at of $0.02 per share, will expire in 5 years and with an estimated fair value $63,000 using the Black-Scholes-Merton option pricing model with the assumptions as set forth in the table below:

Assumptions
Exercise Price	$0.02
Share Price	$0.02
Volatility %	233%
Risk Free Rate	2.88%
Expected Term (yrs.)	5
Dividend Rate	0%

On October 21,  2022, the Company granted warrants pursuant to a Financial Advisory Agreement, to purchase 50,000,000 shares of common stock for advisory services rendered. The warrants are fully vested, exercisable at of $0.01 per share, will expire in 5 years and with an estimated fair value $372,000 using the Black-Scholes-Merton option pricing model with the assumptions as set forth in the table below:

Assumptions
Exercise Price	$0.01
Share Price	$0.00752
Volatility %	224%
Risk Free Rate	4.34%
Expected Term (yrs.)	5
Dividend Rate	0%

During the year ended December 31, 2021, pursuant to the terms of the warrant grant, 13,333,333 warrant shares were exercised on a cashless basis in exchange for 12,349,726 shares of common stock. In addition, 90,908 warrant shares granted to a financing entity in fiscals 2019 and 2020 as part of a financing transaction was exercised. As a result of the exercise, the Company issued 45,150,500 shares of common stock with a fair value of $6,569,000. The common shares issued were valued at the date of issuance and recorded as a finance cost.

Grants of Warrants on Issuance of Note Payable

Included in the issuance of a Note Payable to Walleye dated October 26, 2022 (see Note 5), Walleye received a grant of a five year Fifty Million (50,000,000) common stock purchase warrants, exercisable at $0.01 per share, which shall be earned in full as of October 26, 2022. The estimated relative fair value of the warrants was determined to be $260,000 using the Black-Scholes-Merton option pricing model with the assumptions as set forth in the table below:

Assumptions
Exercise Price	$0.01
Share Price	$0.0079
Volatility %	268%
Risk Free Rate	4.41%
Expected Term (yrs.)	5
Dividend Rate	0%